Compensation Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of assumptions used in Black-Scholes option-pricing model to determine fair value of stock options granted

The following table presents the assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options granted during the six months ended June 30, 2024. No stock options were granted during the six months ended June 30, 2023:

Six Months Ended June 30,
2024
Fair value per share of underlying common stock	$0.84 - $1.23
Risk-free interest rate	4.42% - 4.50%
Expected term (in years)	6.08
Expected volatility	60.00%
Expected dividend yield	0%

Summary of stock option activity	Stock option activity after retrospectively adjusting for the effect of the reverse recapitalization during the six months ended June 30, 2024 is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2023	3,078,475	$2.38	6.98	$4,489
Granted	900,000	1.10
Exercised	(47,183)	1.44		415
Forfeited and expired	(307,873)	3.12
Balance at June 30, 2024	3,623,419	$2.01	7.49	$8
Options vested and exercisable at June 30, 2024	2,171,320	$2.05	6.34	$8
Options vested and expected to vest at June 30, 2024	3,623,419	$2.01	7.49	$8

Summary of the classification of the company's stock-based compensation expense

The following table below summarizes the classification of the Company’s stock-based compensation expense related to stock options and restricted common stock in the condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$40	$51	$77	$56
Sales and marketing	13	39	33	29
General and administrative	168	64	292	101
Cost of revenue	8	8	18	21
	$229	$162	$420	$207

Zapata Computing, Inc. [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of assumptions used in Black-Scholes option-pricing model to determine fair value of stock options granted

The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options granted:

	Year Ended December 31,
	2023	2022
Fair value per share of underlying common stock	$3.71	$5.75
Risk-free interest rate	4.19% - 4.23%	1.61% - 2.95%
Expected term (in years)	5.31 - 6.02	5.74 - 6.08
Expected volatility	48.99% - 49.59%	47.94% - 49.25%
Expected dividend yield	0%	0%

Summary of stock option activity

Stock option activity under the 2018 Plan after retrospectively adjusting for the effect of the Merger as described in Note 1 during the year ended December 31, 2023, is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2022	3,141,157	$2.46	7.87	$10,337
Granted	620,675	3.80
Exercised	(20,766)	1.82
Forfeited and expired	(662,591)	4.11
Balance at December 31, 2023	3,078,475	$2.38	6.98	$4,489
Options vested and exercisable at December 31, 2023	2,065,691	$1.94	6.21	$3,841
Options vested and expected to vest at December 31, 2023	3,078,475	$2.38	6.98	$4,489

Summary of the classification of the company's stock-based compensation expense

The following table below summarizes the classification of the Company’s stock-based compensation expense related to stock options and restricted common stock in the consolidated statements of operations and comprehensive loss:

	Year EndedDecember 31,
	2023	2022
Research and development	$147	$241
Sales and marketing	124	196
General and administrative	455	468
Cost of revenue	50	35
	$776	$940